Financial risk management and financial instruments (Details) - CAD ($) $ in Thousands	May 31, 2019	May 31, 2018
Disclosure of detailed information about financial instruments [line items]
Long-term debt subject to fixed interest rates	$ 67,343	$ 30,548
Fixed interest rates
Disclosure of detailed information about financial instruments [line items]
Long-term debt subject to fixed interest rates	28,982
Fair value of the Company's long-term debt in repayment	$ 28,377